TAXATION	12 Months Ended
Dec. 31, 2021
TAXATION
TAXATION

NOTE 8. TAXATION

a)    Enterprise Income Taxes

The Company was incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gains. In addition, upon payment of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

Jinxuan JH was incorporated in the BVI. Under the current law of the BVI, Jinxuan JH is not subject to tax on income or capital gains. Additionally, if dividends are paid by Jinxuan JH to its shareholders, no BVI withholding tax will be imposed.

NOTE 8. TAXATION-CONTINUED

Jacqueline G.D and Junhao International were both incorporated in Hong Kong and do not conduct any substantial operations of their own. Under the Hong Kong tax laws, a company registered in Hong Kong is subject to income taxes within Hong Kong at the applicable tax rate on taxable income. From year of assessment of 2020/2021 onwards, Hong Kong profit tax rates are 8.25% on assessable profits up to HK$2,000,000, and 16.5% on any part of assessable profits over HK$2,000,000. Subsidiaries in Hong Kong are exempted from income tax on their foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends. No provision for Hong Kong profits tax has been made in the consolidated financial statements as Jacqueline G.D and Junhao International both have no assessable profits for the year ended December 31, 2021.

Shanxi Jinxuan, incorporated in the PRC, is governed by the enterprise income tax law of the PRC and is subject to PRC enterprise income tax (“EIT”). Effective from January 1, 2008, the EIT rate of PRC is 25%, and applies to both domestic and foreign invested enterprises. The effective tax rates of the Company were nil, nil and 24% for the years ended December 31, 2021, 2020 and 2019, respectively.

The components of the income tax expenses for the years ended December 31, 2021, 2020 and 2019 are as follows:

	The Years ended December 31,
	2021	2020	2019
Current income tax provision	$—	$—	$292,956
Deferred income tax provision	—	—	—
Total	$—	$—	$292,956

Reconciliation of the income tax expenses at the PRC statutory EIT rate of 25% for the years ended December 31, 2021, 2020 and 2019 and the Company’s effective income tax rates are as follows:

	The Years ended December 31,
	2021	2020	2019
(loss) income before income taxes	$(671,074)	$(780,600)	$1,239,491
Statutory EIT rate	25%	25%	25%
Income tax (benefits) expense computed at statutory EIT rate	(167,769)	(195,150)	309,873
Reconciling items:
International tax rate differential	—	742	(16)
Non-deductible expenses	2,942	1,896	1,219
Valuation allowance change	164,827	192,512	(18,120)

Income tax expense	$—	$—	$292,956
Effective tax rate	—%	—%	24.00%

b)  Deferred Tax

According to PRC tax regulations, net operating losses can be carried forward to offset future operating income for five years. Significant components of deferred tax assets were as follows:

	The Years Ended December 31,
	2021	2020
Taxable loss	166,787	203,509
Deferred tax assets, gross	166,787	203,509
Less: Valuation allowance	(166,787)	(203,509)
Deferred tax assets, net	$—	$—

NOTE 8. TAXATION-CONTINUED

The Company follows ASC 740, “Income Taxes”, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns. Under this method, deferred income taxes are recognized for the tax consequences in future years of differences between the tax bases of assets and liabilities and their financial reporting amounts at each period end based on enacted tax laws and statutory tax rates, applicable to the periods in which the differences are expected to affect taxable income. Due to the Company’s history of recurrent losses, the management did not expect the Company will generate enough profit to utilize the DTA in the future. Accordingly, a full deferred tax asset valuation allowance has been provided. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized. Valuation allowance decreased by $36,722 in 2021 and increased by $199,323 in 2020.

c)  Uncertain tax positions

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. No significant penalties or interest relating to income taxes have been incurred during the years ended December 31, 2021 and 2020, and there were no uncertain tax positions as of December 31, 2021, 2020 and 2019.

d)  Value-added Tax

PRC Value-added Tax

Shanxi Jinxuan is the operating entity who provided services in China and therefore is subject to a Chinese value-added tax (“VAT”). Revenue represents the invoiced value of goods delivered net of a VAT. The application tax rate was cut from 16% to 13% for selling product and from 10% to 9% for transportation expense on April 1, 2019. Furthermore, paid VAT during this fiscal year is subject to 6% surcharges, which includes urban maintenance and construction taxes and additional education fees.